Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Disclosure Of Current Tax Assets [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Refundable tax previous year	2,566,562	2,114,087
Tax payments in advance	34,996,163	15,510,712
Benefits for tax losses	8,545,035	7,484,691
Other credits	599,765	953,366
Total	46,707,525	26,062,856

Disclosure Of Current Tax Assets Noncurrent [Text Block]
Tax receivables are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Tax on minimum presumed income of Argentine subsidiaries (1)	-	3,094
Total	-	3,094

(1)	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Disclosure of current tax liabilities [Text Block]
Tax payables are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Income tax	2,649,908	21,256,053
Monthly tax payment in advance	5,048,222	12,699,115
Tax under Article N°21	244,604	66,617
Other	1,121,340	1,045,007
Total	9,064,074	35,066,792

Disclosure of information about income and deferred tax expense [Text Block]
The detail of income tax and deferred income tax expense is as follows:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	24,029,239	13,622,576	6,881,063
Prior year adjustments	(1,106,853)	487,424	1,574,181
Effect of change in tax rates	-	(374,389)	-
Tax loss benefits	15,425,726	(2,447,694)	5,474,838
Total deferred tax expense	38,348,112	11,287,917	13,930,082
Current tax expense	(38,717,929)	(95,200,176)	(48,572,545)
Prior period adjustments	105,874	1,282,486	(765,957)
Total (expenses) income for current taxes	(38,612,055)	(93,917,690)	(49,338,502)
(Loss) Income from income tax	(263,943)	(82,629,773)	(35,408,420)

Disclosure of information about income tax relating to components of other comprehensive income [Text Block]

Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	3,352,151	(585,430)	(1,098,591)
Actuarial gains and losses deriving from defined benefit plans	1,981,923	(1,444,133)	488,246
Charge to equity	5,334,074	(2,029,563)	(610,345)

Disclosure of information about reconciliation of average effective tax rate and applicable tax rate [Text Block]
The Company’s income tax expense
for the year ended December 31, 2022, 2021 and 2020 represents 0.20%, 27.35% and 24.67%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2022		2021		2020
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	135,748,395		301,680,454		143,603,276
Income tax using the statutory rate	(36,652,067)	27.00	(81,453,723)	27.00	(38,772,885)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	37,221,335	(27.42)	5,195,230	(1.70)	6,626,165	(4.61)
Effect of change in tax rate	-	-	(374,389)	0.12	-	-
Derecognition of non recoverable deferred tax assets	1,361,100	(1.00)	(4,158,316)	1.35	(3,529,795)	2.46
Effect of tax rates in foreing subsidiaries	(1,193,332)	0.88	(3,608,485)	1.16	(540,129)	0.38
Prior year adjustments	(1,000,979)	0.74	1,769,910	(0.58)	808,224	(0.56)
Income tax, as reported	(263,943)	0.20	(82,629,773)	27.35	(35,408,420)	24.67

Disclosure of information about deferred tax assets and liabilities [Text Block]
Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Deferred taxes assets
Accounts receivable impairment provision	1,509,712	1,526,101
Other non-tax expenses	26,204,718	17,623,677
Benefits to staff	4,579,775	4,175,349
Inventory impairment provision	1,381,757	871,754
Severance indemnity	11,437,005	9,209,019
Inventory valuation	6,677,494	5,777,024
Intangibles	417,108	466,924
Other assets	16,315,366	27,381,615
Tax loss carryforwards	21,637,825	11,658,387
Subtotal by deferred tax assets	90,160,760	78,689,850
Deferred tax liabilities offset	(62,963,553)	(48,118,631)
Total assets from deferred taxes	27,197,207	30,571,219

Deferred taxes liabilities
Property, plant and equipment depreciation	99,475,409	88,073,083
Agricultural operation expenses	8,796,925	7,553,603
Manufacturing indirect activation costs	8,594,229	7,104,468
Intangibles	22,707,420	23,053,494
Land	23,473,209	27,899,218
Other liabilities	12,616,189	12,520,436
Subtotal by deferred tax liabilities	175,663,381	166,204,302
Deferred tax assets offset	(62,963,553)	(48,118,631)
Total liabilities from deferred taxes	112,699,828	118,085,671
Total	(85,502,621)	(87,514,452)

Disclosure of information about reconciliation of changes in deferred tax liability asset [Text Block]
Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2021	(67,685,234)
Deferred taxes related to credited items (charged) directly to equity (1)	(22,236,159)
Deferred Tax Losses Tax absorption	(7,485,845)
Deferred taxes from tax loss absorption	11,287,917
Conversion effect	49,002
Deferred taxes against equity	(1,444,133)
Changes	(19,829,218)
As of December 31, 2021	(87,514,452)

As of January 1, 2022
Deferred taxes related to credited items (charged) directly to equity (1)	(43,474,235)
Deferred Tax Losses Tax absorption	(1,169,111)
Deferred taxes from tax loss absorption	38,348,112
Conversion effect	6,325,142
Deferred taxes against equity	1,981,923
Changes	2,011,831
As of December 31, 2022	(85,502,621)

Disclosure In Tabular Form Of Calculation Of Taxable Income Based On Revised Tax Slab And Tax Rates [Table Text Block]

The companies will determine the amount of the tax using the following scale:

Net cumulative taxable income		Will pay ARS $	Plus % of	On the excess of
More than ARS $	To ARS $			ARS $
-	7,604,949	-	25%	-
7,604,949	76,049,486	1,901,237	30%	7,604,949
76,049,486	From now on	22,434,598	35%	76,049,486